Schedule of Investments(a)
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.78%
Aerospace & Defense–6.82%
Arxis, Inc., Class A(b)(c)	713,959	$38,767,974
Carpenter Technology Corp.	246,279	127,981,345
Curtiss-Wright Corp.	192,306	139,229,544
Howmet Aerospace, Inc.	191,011	53,914,765
Woodward, Inc.	282,791	102,016,853
		461,910,481
Apparel Retail–3.04%
Burlington Stores, Inc.(b)	167,375	61,674,340
Ross Stores, Inc.	574,584	144,260,805
		205,935,145
Apparel, Accessories & Luxury Goods–1.21%
Ralph Lauren Corp.	215,112	81,815,698
Application Software–2.37%
Datadog, Inc., Class A(b)	598,931	160,495,540
Asset Management & Custody Banks–0.77%
State Street Corp.	282,364	52,000,154
Biotechnology–1.65%
BridgeBio Pharma, Inc.(b)	342,286	27,413,686
Natera, Inc.(b)	315,407	84,453,378
		111,867,064
Cargo Ground Transportation–3.45%
J.B. Hunt Transport Services, Inc.	149,942	40,746,739
Knight-Swift Transportation Holdings, Inc.	1,420,113	98,740,457
XPO, Inc.(b)(c)	468,230	94,100,183
		233,587,379
Communications Equipment–0.70%
Lumentum Holdings, Inc.(b)	66,378	47,389,909
Construction & Engineering–4.59%
Comfort Systems USA, Inc.	54,789	94,767,985
MasTec, Inc.(b)	315,795	83,085,665
Quanta Services, Inc.	199,259	132,977,486
		310,831,136
Construction Machinery & Heavy Transportation Equipment– 2.32%
PACCAR, Inc.	512,862	68,046,530
Westinghouse Air Brake Technologies Corp.	306,420	89,125,321
		157,171,851
Diversified Metals & Mining–0.44%
Hudbay Minerals, Inc. (Canada)(c)	1,326,345	30,174,349
Electrical Components & Equipment–3.72%
AMETEK, Inc.	486,767	117,656,452
Regal Rexnord Corp.	200,901	41,230,912
Rockwell Automation, Inc.	194,416	93,335,233
		252,222,597
Shares		Value
Electronic Components–0.80%
Coherent Corp.(b)	206,130	$54,189,516
Electronic Equipment & Instruments–3.38%
Advanced Energy Industries, Inc.	89,821	26,004,976
Cognex Corp.(c)	1,514,246	98,789,409
Keysight Technologies, Inc.(b)	327,315	104,439,670
		229,234,055
Electronic Manufacturing Services–4.52%
Celestica, Inc. (Canada)(b)	240,101	79,579,075
Flex Ltd.(b)	1,491,621	169,671,889
Sanmina Corp.(b)	307,739	57,104,049
		306,355,013
Financial Exchanges & Data–1.23%
MSCI, Inc.	145,340	83,169,362
Food Retail–2.04%
Casey’s General Stores, Inc.	158,319	137,895,849
Health Care Distributors–1.20%
Cardinal Health, Inc.	352,452	81,074,534
Health Care Equipment–0.79%
Edwards Lifesciences Corp.(b)	623,826	53,692,704
Health Care Services–3.15%
BrightSpring Health Services, Inc.(b)(c)	1,040,098	62,104,252
Guardant Health, Inc.(b)	577,042	93,475,033
Labcorp Holdings, Inc.	186,315	57,608,598
		213,187,883
Health Care Supplies–0.66%
Medline, Inc., Class A(b)(c)	1,139,630	44,764,666
Heavy Electrical Equipment–1.03%
Bloom Energy Corp., Class A(b)	116,655	24,008,766
Forgent Power Solutions, Inc.(b)(c)	1,369,111	45,550,323
		69,559,089
Hotels, Resorts & Cruise Lines–6.30%
Hilton Worldwide Holdings, Inc.	648,628	207,878,788
Marriott International, Inc., Class A	269,538	100,491,852
Viking Holdings Ltd.(b)	1,134,360	118,370,466
		426,741,106
Industrial Machinery & Supplies & Components–4.36%
ESCO Technologies, Inc.(c)	217,323	68,519,769
ITT, Inc.(c)	433,999	85,055,124
RBC Bearings, Inc.(b)	162,904	89,810,604
SPX Technologies, Inc.(b)(c)	237,348	52,126,368
		295,511,865
Industrial REITs–0.40%
EastGroup Properties, Inc.(c)	129,751	27,119,257
Internet Services & Infrastructure–5.57%
Cloudflare, Inc., Class A(b)	509,071	142,020,627
MongoDB, Inc.(b)	219,843	74,192,616
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Shares		Value
Internet Services & Infrastructure–(continued)
Snowflake, Inc., Class A(b)	549,761	$161,233,906
		377,447,149
Investment Banking & Brokerage–1.35%
Evercore, Inc., Class A	286,267	91,765,750
Life Sciences Tools & Services–2.44%
IQVIA Holdings, Inc.(b)	68,524	16,104,510
Waters Corp.(b)	235,779	88,961,775
West Pharmaceutical Services, Inc.	177,053	60,367,991
		165,434,276
Movies & Entertainment–1.53%
Live Nation Entertainment, Inc.(b)(c)	398,594	69,407,173
TKO Group Holdings, Inc.(c)	187,325	34,057,559
		103,464,732
Oil & Gas Equipment & Services–2.30%
Baker Hughes Co., Class A	912,726	55,210,796
TechnipFMC PLC (United Kingdom)	1,401,458	100,428,480
		155,639,276
Oil & Gas Exploration & Production–1.02%
Diamondback Energy, Inc.	342,188	69,447,055
Oil & Gas Storage & Transportation–2.72%
Cheniere Energy, Inc.	333,805	87,980,984
Targa Resources Corp.	356,007	96,253,612
		184,234,596
Other Specialized REITs–0.64%
Iron Mountain, Inc.	353,717	43,266,663
Pharmaceuticals–1.99%
Axsome Therapeutics, Inc.(b)	159,465	34,761,775
Royalty Pharma PLC, Class A	1,707,479	99,767,998
		134,529,773
Regional Banks–1.35%
Citizens Financial Group, Inc.	1,278,488	91,603,665
Semiconductor Materials & Equipment–2.65%
MKS, Inc.(c)	238,497	70,940,933
Teradyne, Inc.	295,398	108,614,890
		179,555,823
Semiconductors–7.13%
Lattice Semiconductor Corp.(b)	1,068,145	132,738,379
MACOM Technology Solutions Holdings, Inc.(b)	452,068	113,667,978
Shares		Value
Semiconductors–(continued)
Monolithic Power Systems, Inc.	137,139	$195,564,328
Tower Semiconductor Ltd. (Israel)(b)	187,627	41,216,023
		483,186,708
Specialty Chemicals–0.82%
Element Solutions, Inc.	1,513,962	55,607,824
Steel–0.90%
Steel Dynamics, Inc.	243,347	61,143,367
Systems Software–0.48%
Nebius Group N.V., Class A (Netherlands)(b)	169,309	32,238,127
Trading Companies & Distributors–1.32%
W.W. Grainger, Inc.	64,835	89,616,234
Transaction & Payment Processing Services–1.63%
Affirm Holdings, Inc.(b)(c)	467,447	33,427,135
Corpay, Inc.(b)	200,802	76,728,452
		110,155,587
Total Common Stocks & Other Equity Interests (Cost $4,868,482,419)		6,556,232,807
Money Market Funds–3.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e)	71,174,543	71,174,543
Invesco Treasury Portfolio, Institutional Class, 3.63%(d)(e)	132,181,788	132,181,788
Total Money Market Funds (Cost $203,356,331)		203,356,331
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $5,071,838,750)		6,759,589,138
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.68%
Invesco Private Government Fund, 3.69%(d)(e)(f)	70,210,393	70,210,393
Invesco Private Prime Fund, 3.82%(d)(e)(f)	178,886,119	178,904,008
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $249,113,074)		249,114,401
TOTAL INVESTMENTS IN SECURITIES–103.46% (Cost $5,320,951,824)		7,008,703,539
OTHER ASSETS LESS LIABILITIES—(3.46)%		(234,181,276)
NET ASSETS–100.00%		$6,774,522,263
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$57,542,570	$687,188,653	$(673,556,680)	$-	$-	$71,174,543	$2,036,937
Invesco Treasury Portfolio, Institutional Class	106,865,268	1,276,207,497	(1,250,890,977)	-	-	132,181,788	3,757,795
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	120,140,031	1,136,732,917	(1,186,662,555)	-	-	70,210,393	1,979,629*
Invesco Private Prime Fund	282,420,926	1,961,373,928	(2,064,874,938)	1,782	(17,690)	178,904,008	5,454,438*
Total	$566,968,795	$5,061,502,995	$(5,175,985,150)	$1,782	$(17,690)	$452,470,732	$13,228,799

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,556,232,807	$—	$—	$6,556,232,807
Money Market Funds	203,356,331	249,114,401	—	452,470,732
Total Investments	$6,759,589,138	$249,114,401	$—	$7,008,703,539
Invesco Discovery Mid Cap Growth Fund